Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31
	2021	2022
	RMB	RMB

Bikes and e-bikes	11,774,212	9,966,031
Vehicles	3,538,274	3,022,763
Computers and equipment	3,723,744	4,145,016
Leasehold improvement	644,251	707,947
Construction in progress	393,540	170,785
Others	35,057	35,173
Total	20,109,078	18,047,715
Less: Accumulated depreciation	(8,960,129)	(10,305,649)
Less: Accumulated impairment loss	(3,148,731)	(2,023,742)
Property and equipment, net	8,000,218	5,718,324